Research and Development (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research and development costs	$ 29,983	$ 87,696	$ 123,915	$ 1,111,562
Tax incentive income			$ 106,195